UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: September 30, 2007
                                                           ------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.):
            |_| is a restatement.
            |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:        028-12448


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       10/16/2007
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              24

Form 13F Information Value Total (thousands):               $105,981.16


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ---------  ---------  ----------     -------------------   ----------    --------   -------------------
                              Title of               VALUE        SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer                  Class     CUSIP     (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE

AMERICAN CAMPUS CMNTYS INC      COM     024835100     451.07     15,400.00   SH          YES           NONE       YES
AVALONBAY CMNTYS INC            COM     053484101   6,658.58     56,400.00   SH          YES           NONE       YES
BOSTON PROPERTIES INC           COM     101121101  10,493.90    101,000.00   SH          YES           NONE       YES
BROOKFIELD PPTYS CORP           COM     112900105   6,976.98    280,200.00   SH          YES           NONE       YES
CAMDEN PPTY TR SH BEN INT       COM     133131102   2,717.78     42,300.00   SH          YES           NONE       YES
COUSINS PPTYS INC               COM     222795106   1,086.32     37,000.00   SH          YES           NONE       YES
DCT INDUSTRIAL TRUST INC        COM     233153105   1,064.80    101,700.00   SH          YES           NONE       YES
DIAMONDROCK HOSPITALITY CO      COM     252784301     510.11     29,300.00   SH          YES           NONE       YES
EQUITY LIFESTYLE PPTYS INC      COM     29472R108     554.26     10,700.00   SH          YES           NONE       YES
EQUITY RESIDENTIAL PPTYS TR
   SH BEN INT                   COM     29476L107   8,662.62    204,500.00   SH          YES           NONE       YES
FEDERAL RLTY INVT TR SH BEN
   INT NEW 1 COM & 1
   TAKEOVER RT EFF:             COM     313747206   6,662.72     75,200.00   SH          YES           NONE       YES
GENERAL GROWTH PPTYS INC        COM     370021107   9,378.14    174,900.00   SH          YES           NONE       YES
HCP INC                         COM     40414L109   5,011.99    151,100.00   SH          YES           NONE       YES
HOST HOTELS & RESORTS, INC.     COM     44107P104   3,866.41    172,300.00   SH          YES           NONE       YES
MACERICH CO                     COM     554382101   4,484.10     51,200.00   SH          YES           NONE       YES
POST PPTYS INC                  COM     737464107   1,199.70     31,000.00   SH          YES           NONE       YES
PROLOGIS SHS OF BENEFICIAL
   INTEREST                     COM     743410102   8,340.20    125,700.00   SH          YES           NONE       YES
PUBLIC STORAGE INC              COM     74460D109   4,105.53     52,200.00   SH          YES           NONE       YES
REGENCY CENTERS CORP            COM     758849103   6,953.55     90,600.00   SH          YES           NONE       YES
SL GREEN REALTY CORP            COM     78440X101   5,429.81     46,500.00   SH          YES           NONE       YES
STARWOOD HOTELS & RESORTS
   WORLDWIDE INC                COM     85590A401   3,973.05     65,400.00   SH          YES           NONE       YES
TAUBMAN CTRS INC                COM     876664103   2,600.63     47,500.00   SH          YES           NONE       YES
VENTAS INC                      COM     92276F100   3,783.96     91,400.00   SH          YES           NONE       YES
WELLS FARGO SHORT-TERM
   INVESTMENT FUND G            COM     PF9980004   1,014.95  1,014,950.33   SH          YES           NONE       YES